Supplementary Financial Information (Summary of Investments and Other Property) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans	$ 185	$ 172	$ 137
Non-utility property – land	10	10	19
Other	1	1	2
Total investments and other property	$ 196	183	158
Face value of life insurance policies		205	191
Net cash surrender values		$ 121	$ 100